Munder Veracity Small-Cap Value Fund
Munder Veracity Small-Cap Value Fund
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek to achieve long-term capital growth.
FEES & EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Applicable Sales Charges” on page 10 of the Fund’s Prospectus and the section entitled “Additional Purchase, Redemption, Exchange and Conversion Information” on page 56 of the Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Munder Veracity Small-Cap Value Fund	Class A		Class C		Class K	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	[1]	none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none	[2]	1.00%	[3]	none	none	none	none
[1]	The sales charge declines as the amount invested increases.
[2]	A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class C shares within one year of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Munder Veracity Small-Cap Value Fund		Class A	Class C	Class K	Class R		Class R6		Class Y
Management Fees		0.87%	0.87%	0.87%	0.87%		0.87%		0.87%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	[1]	none		none
Other Expenses		0.40%	0.41%	0.66%	0.38%		0.20%	[2]	0.40%
Acquired Fund Fees and Expenses		0.04%	0.04%	0.04%	0.04%		0.04%		0.04%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	[3]	1.56%	2.32%	1.57%	1.79%		1.11%		1.31%
Fee Waivers and/or Expense Reimbursements	[4]	(0.02%)	(0.03%)	(0.03%)	none		none		(0.02%)
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3][4]	1.54%	2.29%	1.54%	1.79%		1.11%		1.29%
[1]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.
[2]	For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.
[3]	Annual Fund Operating Expenses above differ from the amounts shown in the Fund's Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).
[4]	Pursuant to an Expense Limitation Agreement, MCM (as defined below) has agreed contractually through at least October 31, 2015 to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the Securities and Exchange Commission from time to time)) do not exceed 1.50% for Class A and Class K shares, 2.25% for Class C shares, 1.75% for Class R shares and 1.25% for Class R6 and Class Y shares. There is no guarantee that the Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Fund and MCM have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse MCM for the fees it waived or limited and other expenses assumed and paid by MCM pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to MCM does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Expense Limitation Agreement) of the Fund to exceed the limits stated above for each class of shares and the Board of Trustees has approved in advance such reimbursement to MCM.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Munder Veracity Small-Cap Value Fund (USD $)	Class A	Class C	Class K	Class R	Class R6	Class Y
1 Year	698	332	157	182	113	131
3 Years	1,013	721	493	564	353	412
5 Years	1,351	1,237	853	970	612	715
10 Years	2,303	2,653	1,865	2,106	1,353	1,576

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Munder Veracity Small-Cap Value Fund (USD $)	Class A	Class C	Class K	Class R	Class R6	Class Y
1 Year	698	232	157	182	113	131
3 Years	1,013	721	493	564	353	412
5 Years	1,351	1,237	853	970	612	715
10 Years	2,303	2,653	1,865	2,106	1,353	1,576

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The sub-advisor pursues long-term capital growth in the Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small-capitalization companies.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  Small-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($38 million to $7.2 billion as of September 30, 2014).  The Fund may, however, also invest (i) in equity securities of larger companies and (ii) up to 25% of its assets in foreign securities.

When selecting securities to invest in, the sub-advisor seeks out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects.  The sub-advisor chooses the Fund’s investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment.  The sub-advisor finds these value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns.

The sub-advisor regularly reviews the Fund’s investments and will sell securities when the sub-advisor believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive.

From time to time, the Fund may focus its investments in companies in one or more economic sectors. Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.

From time to time, the advisor may use exchange-traded funds (ETFs) to manage cash.

Pending Merger:  The Fund’s Board of Trustees and shareholders approved the merger of the Fund with and into a separate, newly created series of The Victory Portfolios (“Merger”).  The Merger is now expected to occur as soon as practicable and likely on or around October 31, 2014.  The Fund may engage in transition management techniques prior to the closing of the Merger during which time the Fund may not pursue its investment objective and investment strategies.

PRINCIPAL INVESTMENT RISKS

You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Stock Selection Risk

In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market. The sub-advisor’s investment strategy seeks to control risk by adhering to portfolio constraints relative to the Fund’s benchmark. As a result, the Fund may be particularly susceptible to a general decline in the small-capitalization value sector of the U.S. stock market.

Value Investing Risk

Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that are, in their view, temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

Small Company Stock Risk

Small companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of small companies tend to be more volatile than those of larger companies and small issuers may be subject to greater degrees of changes in their earnings and prospects.  Since small company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

Foreign Securities Risk

Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates.  In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded.

In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund’s investments in U.S. companies that have international exposure.

Sector/Industry Focus Risk

The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, but will not invest 25% or more of its assets in any one industry. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector or industry. Since benchmark sector weights influence the Fund’s sector exposure, the Fund may tend to be more heavily weighted in companies in the financials sector, particularly those within the real estate investment trust (REIT) industry. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates. Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.

ETF Risk

ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

PERFORMANCE

The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund’s performance from year to year and by showing the Fund’s average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund’s performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website, www.munder.com, or by calling (800) 468-6337.

On May 13, 2011, the Fund acquired the assets and liabilities of the Veracity Small Cap Value Fund (“Veracity Fund”) (“Reorganization”). The Veracity Fund was the accounting survivor of the Reorganization and the Veracity Fund’s performance and financial history have been adopted by the Fund. As a result, the performance information and financial history in this Prospectus for the periods prior to May 14, 2011 are that of the Veracity Fund. The Veracity Fund offered Class R and Class I shares, which were similar to the Fund’s Class A and Class Y shares, respectively.

The performance for Class A shares in the bar chart and table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Fund’s Class R shares. The performance for Class Y shares in the table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Fund’s Class I shares.  The performance for Class A and Class Y shares have not been restated to reflect any difference in the expenses of the Veracity Fund’s Class R and I shares, respectively. The performance for Class C, Class K and Class R shares in the table below for the periods prior to May 14, 2011 is the performance and inception date of the Veracity Fund’s Class I shares adjusted for differences in the applicable sales loads and Rule 12b-1 fees of each respective class.

The annual returns in the bar chart are for the class of shares with the longest performance history, Class A shares. The annual returns in the bar chart do not reflect the impact of sales charges (loads).  If they did, the returns would be lower than those shown. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will differ.

TOTAL RETURN (%) per calendar year

YTD through 9/30/14:	-1.42%
Best Quarter:	23.78%	(quarter ended 6/30/09)
Worst Quarter:	-21.93%	(quarter ended 9/30/11)

AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2013 (including maximum sales charges in existence during the periods indicated)
Average Annual Returns Munder Veracity Small-Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	32.91%	21.85%	9.92%	Mar. 30, 2004
Class C	38.64%	21.05%	8.66%	Jul. 07, 2005
Class K	40.68%	21.85%	9.45%	Jul. 07, 2005
Class R	40.36%	21.60%	9.19%	Jul. 07, 2005
Class R6	41.21%		37.86%	Jun. 01, 2012
Class Y	41.02%	22.16%	9.71%	Jul. 07, 2005
After Taxes on Distributions Class A	40.63%	21.84%	9.61%
After Taxes on Distributions and Sale of Fund Shares Class A	23.02%	17.97%	8.15%
Russell 2000® Value Index Class A Comparison (reflects no deductions for fees, expenses or taxes)	34.52%	17.64%	8.09%	Apr. 01, 2004
Russell 2000® Value Index Class C Comparison (reflects no deductions for fees, expenses or taxes)	34.52%	17.64%	7.51%	Jul. 01, 2005
Russell 2000® Value Index Class K Comparison (reflects no deductions for fees, expenses or taxes)	34.52%	17.64%	7.51%	Jul. 01, 2005
Russell 2000® Value Index Class R Comparison (reflects no deductions for fees, expenses or taxes)	34.52%	17.64%	7.51%	Jul. 01, 2005
Russell 2000® Value Index Class R6 Comparison (reflects no deductions for fees, expenses or taxes)	34.52%		31.18%	Jun. 01, 2012
Russell 2000® Value Index Class Y Comparison (reflects no deductions for fees, expenses or taxes)	34.52%	17.64%	7.51%	Jul. 01, 2005

The index returns from inception for Class A, C, K, R, R6, and Y shares are as of 4/1/04, 7/1/05, 7/1/05, 7/1/05, 6/1/12, and 7/1/05, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares. The after-tax returns of the Class C, K, R, R6 and Y shares will vary from those shown for the Class A shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.